Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.2 Schedule 1

Data Compare (Non-Ignored)

Run Date - 12/6/2022 5:53:22 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment